Subsequent Events (Detail Textuals) (USD $)							3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 05, 2013 Wilton Bank ("Wilton")	Mar. 31, 2014 Subsequent Event Quinnipiac Bank & Trust Company
Subsequent Event [Line Items]
Amount of assets assumed							$ 106,000,000
Amount of deposits							89,000,000
Amount of loan						25,089,000	88,000,000
Percentage of common stock issued as purchase consideration							75.00%
Percentage of cash paid as purchase consideration							25.00%
Total estimated consideration for acquisition							15,000,000
Number of shares to be issued under conversion right							0.56
Amount to be paid under conversion right							12.00
Number of outstanding options	187,413	208,568	272,358	277,558	273,628		109,000
Fixed exchange ratio							0.56
Number of outstanding warrants							122,500
Number of common stock purchased	304,640	304,640					0.56
Exercise price of warrant	14.00	14.00					17.86
Change in control payments							$ 631,466
Share price of shares issuable in merger						$ 13.50